Summary of Significant Accounting Policies (Schedule of Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2019
Buildings
Property, Plant and Equipment [Line Items]
Useful life	39 years
Aircraft
Property, Plant and Equipment [Line Items]
Useful life	20 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years
IT software and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
IT software and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years